long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,688.0	$ 2,614.0
Total	45,225.0	43,295.0
Composite long-term debt
long-term debt
Total	28,135.0
Total	12,492.0
Total	40,627.0
Canadian Dollars
long-term debt
Total	19,928.0
Total	9,659.0
Total	29,587.0
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	17,674.0
Future cash outflows in respect of associated interest and like carrying costs	9,190.0
Undiscounted contractual maturities	26,864.0
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	2,254.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	469.0
Undiscounted contractual maturities - Finance leases	2,723.0
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	8,006.0
Future cash outflows in respect of associated interest and like carrying costs	2,848.0
Undiscounted contractual maturities	10,854.0
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	170.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	77.0
Undiscounted contractual maturities - Finance leases	247.0
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(6,823.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,476.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(9,299.0)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	6,611.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,317.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	8,928.0
U.S. Dollars | Composite long-term debt
long-term debt
Total	7,964.0
Total	2,766.0
Total	10,730.0
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	243.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	67.0
Undiscounted contractual maturities - Finance leases	310.0
First year
long-term debt
Total	5,640.0	8,332.0
First year | Composite long-term debt
long-term debt
Total	2,162.0
First year | Canadian Dollars
long-term debt
Total	293.0
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	19.0
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	274.0
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,835.0
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15.0
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,811.0)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,802.0
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,841.0
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28.0
2 years hence
long-term debt
Total	3,199.0	2,727.0
2 years hence | Composite long-term debt
long-term debt
Total	1,694.0
2 years hence | Canadian Dollars
long-term debt
Total	1,538.0
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,048.0
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	490.0
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	76.0
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30.0
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(32.0)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	32.0
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	106.0
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	50.0
3 years hence
long-term debt
Total	3,208.0	2,879.0
3 years hence | Composite long-term debt
long-term debt
Total	1,982.0
3 years hence | Canadian Dollars
long-term debt
Total	1,832.0
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,450.0
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	382.0
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	76.0
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	31.0
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(32.0)
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	32.0
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	107.0
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	43.0
4 years hence
long-term debt
Total	4,108.0	2,863.0
4 years hence | Composite long-term debt
long-term debt
Total	1,950.0
4 years hence | Canadian Dollars
long-term debt
Total	352.0
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	52.0
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	300.0
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,582.0
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	27.0
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,537.0)
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,491.0
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,563.0
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	35.0
5 years hence
long-term debt
Total	4,559.0	3,642.0
5 years hence | Composite long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,677.0
5 years hence | Canadian Dollars
long-term debt
Total	2,145.0
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,955.0
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	190.0
5 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,494.0
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	18.0
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(468.0)
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	460.0
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,504.0
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28.0
5 years hence to 10 years
long-term debt
Total	11,638.0	10,555.0
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	8,650.0
5 years hence to 10 years | Canadian Dollars
long-term debt
Total	7,394.0
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	7,046.0
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	348.0
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,232.0
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	49.0
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,232.0)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,148.0
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,197.0
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	59.0
Thereafter
long-term debt
Total	12,873.0	$ 12,297.0
Thereafter | Composite long-term debt
long-term debt
Total	8,020.0
Thereafter | Canadian Dollars
long-term debt
Total	6,374.0
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,104.0
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	270.0
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,711.0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,711.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646.0
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	$ 1,646.0